Investment property - Summary of gain on investment properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Gain (loss) on valuation of investment property	S/ 54,493	S/ 47,765	S/ (1,878)
Income from rental of investment property	48,839	32,878	27,284
(Loss) gain on sale of investment property	(7,164)	4,655
Total	S/ 96,168	S/ 85,298	S/ 25,406